Subsequent Events	12 Months Ended
Mar. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events

Note 17 — Subsequent Events

On April 1, 2022, the accounts payable and accrued liabilities balance of $154,524 owed to Dr. Tomasz George was converted to 54,300 restricted share units for Class A shares.

On May 10, 2022, we issued 7,547 class A ordinary shares to Laith Yakob at US$2.65 per share.

On May 13, 2022, we issued 40,000 class A ordinary shares to Thomas Bolther at US$2.65 per share.

On June 3, 2022, Anne Rosemary Scott Foster, Ann Mary Catherine Shaw, Alexander Tarrant Shaw, Michael Shaw and Giuseppe Capozzo converted an aggregate of 1,821,327 class B ordinary shares into class A ordinary shares on a 1 to 1 basis. On June 19, 2022, James Foster, Tomasz George, Cameron Shaw and Mark Ternouth requested to convert an aggregate of 5,122,432 class B ordinary shares into class A ordinary shares on a 1 to 1 basis, as a result, the Company has an issued share capital of 10,024,098 class A ordinary shares. On the same date, the Company underwent a shareholding restructuring whereby the Company’s dual class share capital was amended to a single class of Ordinary Shares and all of the class A ordinary shares was re-designated as Ordinary Shares.

On July 25, 2022, the Company consummated its IPO of 1,350,000 ordinary shares, par value $0.0001 per share at a price of $5.00 per share. The Company’s Registration Statement on Form F-1 (File No. 333-263694) for the IPO, originally filed with the U.S. Securities and Exchange Commission (the “Commission”) on March 18, 2022 (as amended, the “Registration Statement”) was declared effective by the Commission on June 30, 2022. In addition, on July 25, 2022, Boustead Securities, LLC, as representative of several underwriters, exercised an over-allotment option (the “Option”) in part to purchase 202,500 Ordinary Shares from the Company in connection with the IPO at a price of $5.00 per Ordinary Share.

The aggregate gross proceeds of our IPO were $7,762,500. After subtracting underwriting discounts and commissions of $543,375 and offering expenses of $169,469, we received net proceeds of approximately $7,049,656 million. No payments, fees or expenses have been paid, directly or indirectly, to any of our officers, directors or their associates, holders of 10% or more of any class of our equity securities or other affiliates.